Equity - Schedule of Nonvested Restricted Stock Unit Activity (Details) - Restricted Stock [Member]	3 Months Ended
Jun. 30, 2016 shares
Non-vested shares, Beginning Balance	175,833
Granted
Vested	(2,500)
Forfeited
Non-vested shares, Ending Balance	173,333